Organization and Business Operations, Extension of Combination Period (Details)					12 Months Ended
	Dec. 29, 2023 USD ($) Extension $ / shares shares	Dec. 01, 2023 USD ($)	Oct. 31, 2023 USD ($)	Apr. 25, 2023 USD ($) Extension $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 09, 2023 USD ($) $ / shares
Extension of Combination Period [Abstract]
Period of extension to consummate business combination					1 month
Period of advance notice to consummate initial business combination					5 days
Period of additional charter extension date	10 months				12 months
Redemption limitation amendment proposal amount				$ 5,000,000
Number of business days					10 days
Lenders contribution deposited in trust account				$ 162,500
Lenders contribution deposited in trust account (in dollars per share) | $ / shares				$ 0.0325
Additional cash deposited in Trust Account		$ 162,500	$ 162,500
Trust extension funding					$ 1,300,000
Warrants price (in dollars per share) | $ / shares							$ 1
Class A Common Stock [Member]
Extension of Combination Period [Abstract]
Common stock subject to possible redemption (in shares) | shares	3,985,213			21,282,422	1,717,578	23,000,000
Common stock subject to possible redemption (in dollars per share) | $ / shares				$ 0.0001
Redemption price (in dollars per share) | $ / shares	$ 10.95			$ 10.4	$ 10.98	$ 10.31
Aggregate redemption amount	$ 43,640,022			$ 179,860,588	$ 223,500,610
Trust extension funding					1,300,000	$ 0
Maximum [Member]
Extension of Combination Period [Abstract]
Number of extensions to extend time to consummate a business combination | Extension	7			9
Maximum [Member] | Promissory Note [Member]
Extension of Combination Period [Abstract]
Principal amount		$ 1,500,000			$ 1,500,000		$ 1,500,000
IPO [Member]
Extension of Combination Period [Abstract]
Lenders contribution deposited in trust account				$ 487,500
Lenders contribution deposited in trust account (in dollars per share) | $ / shares				$ 0.0975
Extension Amendment Proposal and the Redemption Limitation Amendment Proposal [Member] | Class A Common Stock [Member]
Extension of Combination Period [Abstract]
Common stock subject to possible redemption (in shares) | shares				17,297,209